Share-based Compensation - Schedule of Restricted Stock Unit Activity (Details) - Executive Awards - 2022 RSU Plan shares in Millions	9 Months Ended
Dec. 31, 2024 $ / shares shares
Awards
Outstanding, beginning of period (in shares) | shares	23
Granted (in shares) | shares	1
Vested (in shares) | shares	(13)
Cancelled and forfeited (in shares) | shares	(1)
Outstanding, ending of period (in shares) | shares	10
Weighted Average Grant Date Fair Value Per RSU
Outstanding, beginning of period (in dollars per share) | $ / shares	$ 42.30
Granted (in dollars per share) | $ / shares	91.43
Vested (in dollars per share) | $ / shares	42.04
Cancelled and forfeited (in dollars per share) | $ / shares	41.51
Outstanding, ending of period (in dollars per share) | $ / shares	$ 45.36